CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
Current assets:
Cash and cash equivalents	$ 623	$ 4,217	$ 7
Marketable securities	3,145	0
Accounts receivable (net of allowance for doubtful accounts of $20 at March 31, 2016 and June 30, 2015)	311	838	844
Prepaid expenses	2,519	483	389
Other receivables	30	661	80
Restricted cash		0	5,000
Current assets of discontinued operations	450	3,431	3,678
Total current assets	7,078	9,630	9,998
Restricted cash	440	695	700
Property & equipment, net	1,829	2,334	2,516
Intangible assets, net	6,160	18,683	25,117
Goodwill	15,652	26,401	26,986
Other assets	1,269	270	307
Non-current assets of discontinued operations	0	12,216	13,475
Total assets	32,428	70,229	79,099
Current liabilities:
Accounts payable and accrued expenses	10,204	5,248	4,809
Contingent consideration liability	1,742	4,792	4,792
Common stock warrant liability	10	10	15
Deferred revenue	653	593	911
Current portion of loan payable	7,216	1,575	15,000
Current liabilities of discontinued operations	4,174	13,278	7,928
Total current liabilities	23,999	25,496	33,455
Loans payable, less current portion		22,516	0
Loans payable, less current portion	19,666	22,516
Deferred revenue	3,479	3,854	4,354
Other long-term liabilities	1,410	1,678	1,336
Noncurrent liabilities of discontinued operations	0	538	152
Total liabilities	48,554	54,082	39,297
Commitments and contingencies
Stockholders' (deficit)/equity:
Common stock, $0.001 par value: authorized 300,000,000 shares	35	23	16
Additional paid-in-capital	401,904	383,585	340,163
Treasury stock	(11,916)	(11,916)	(11,556)
Accumulated deficit	(422,626)	(367,360)	(288,821)
Stockholders' Equity Attributable to Parent		4,332	39,802
Accumulated other comprehensive income	437	0
Noncontrolling interest	3,421	0
Total stockholders' (deficit)/equity	(28,635)	4,332
Total liabilities and stockholders' equity	32,428	70,229	79,099
Series A Convertible Redeemable Preferred Stock
Current liabilities:
Convertible Redeemable Preferred Stock	0	0	0
Series C Convertible Redeemable Preferred Stock
Current liabilities:
Convertible Redeemable Preferred Stock	12,509	11,815	0
Series B Convertible Preferred Stock
Stockholders' (deficit)/equity:
Preferred stock	0	0	$ 0
Series D Preferred Stock
Stockholders' (deficit)/equity:
Preferred stock	$ 110	$ 0